Significant Accounting Policies - Basis of preparation (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Going concern
Current assets		$ 166,849	$ 158,557	$ 97,517
Current liabilities		497,976	183,374	149,173
Working capital position		(331,127)
Borrowings-current portion		429,437	$ 121,197	$ 89,422
Maximum
Going concern
Refinance of outstanding debt	$ 450,000
Maturity in November 2019
Going concern
Borrowings-current portion		$ 360,000

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).